UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6080 Falls Road, Suite 200
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland May 3, 2010

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	44

Form 13F Information Table Value Total:	109138

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Telkonet Convertible Pfd A                                     264      120 SH       SOLE                      120
American Express Co.           COM              025816109     3209    77765 SH       SOLE                    77765
Amgen Inc.                     COM              031162100     2018    33720 SH       SOLE                    33720
Apple Inc.                     COM              037833100     5835    24829 SH       SOLE                    24829
Applied Materials Inc.         COM              038222105     1357   100750 SH       SOLE                   100750
Bank of America Corp           COM              060505104     2005   112301 SH       SOLE                   112301
Bristol-Myers Squibb Co.       COM              110122108     2572    96318 SH       SOLE                    96318
Capital One Financial Corp.    COM              14040H105      303     7320 SH       SOLE                     7320
Caterpillar Inc                COM              149123101     1153    18345 SH       SOLE                    18345
Cisco Systems Inc.             COM              17275R102     1757    67500 SH       SOLE                    67500
Citigroup, Inc.                COM              172967101      413   102050 SH       SOLE                   102050
Conseco, Inc.                  COM              208464883      121    19500 SH       SOLE                    19500
Costco Wholesale Corp          COM              22160K105     3639    60950 SH       SOLE                    60950
Deere & Company                COM              244199105      297     5000 SH       SOLE                     5000
Discover Financial Services    COM              254709108     2446   164150 SH       SOLE                   164150
DuPont de Nemours & Co.        COM              263534109     2522    67725 SH       SOLE                    67725
EMC Corporation                COM              268648102     3818   211660 SH       SOLE                   211660
Energy Transfer Partners LP    COM              29273R109     1607    34300 SH       SOLE                    34300
Exxon Mobil Corporation        COM              30231G102     3396    50697 SH       SOLE                    50697
Flextronics International Ltd. COM              Y2573F102     3929   501185 SH       SOLE                   501185
General Electric Co            COM              369604103     2715   149177 SH       SOLE                   149177
Hartford Financial Services    COM              416515104     4442   156300 SH       SOLE                   156300
Honeywell Intl Inc             COM              438516106     3277    72389 SH       SOLE                    72389
IBM Corp                       COM              459200101     5731    44685 SH       SOLE                    44685
Illinois Tool Works Inc.       COM              452308109     1523    32155 SH       SOLE                    32155
Intel Corporation              COM              458140100     4755   213344 SH       SOLE                   213344
JPMorgan Chase & Co            COM              46625H100     3420    76429 SH       SOLE                    76429
Legg Mason Inc.                COM              524901105     2423    84515 SH       SOLE                    84515
Lowes Companies Inc.           COM              548661107     3447   142213 SH       SOLE                   142213
Micron Technology Inc          COM              595112103     1440   138860 SH       SOLE                   138860
Microsoft Corporation          COM              594918104     2968   101323 SH       SOLE                   101323
Motorola Inc.                  COM              620076109      727   103517 SH       SOLE                   103517
Nokia Corporation              COM              654902204     1600   102950 SH       SOLE                   102950
Pfizer Inc.                    COM              717081103     1881   109658 SH       SOLE                   109658
Seagate Technology             COM              G7945J104      740    40510 SH       SOLE                    40510
Telkonet, Inc.                 COM              879604106      245  1529700 SH       SOLE                  1529700
Teva Pharmaceutical            COM              881624209     3712    58853 SH       SOLE                    58853
Texas Instruments, Inc.        COM              882508104     3072   125550 SH       SOLE                   125550
Verizon Communications, Inc.   COM              92343V104     3664   118112 SH       SOLE                   118112
Wells Fargo & Co               COM              949746101     2996    96257 SH       SOLE                    96257
Windstream Corporation         COM              97381W104     2406   220900 SH       SOLE                   220900
Wyndham Worldwide Corp         COM              98310W108     5414   210415 SH       SOLE                   210415
eBay Inc.                      COM              278642103     3880   143875 SH       SOLE                   143875
Storage Computer Corp.                          86211A101        0   114275 SH       SOLE                   114275